OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
	US dollars
	December 31,
(in thousands)	2017	2016

Deferred installation expenses (*)	552	682
Deposits	387	833
	939	1,515

(*)	See Note 1W.